CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

4.CASH AND CASH EQUIVALENTS

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000
Cash and cash equivalents on the consolidated balance sheets	375,879	606,796	93,673
Cash and cash equivalents included in assets held for sale (Note 10)	—	9,422	1,455

Cash and cash equivalents on the consolidated statements of cash flows	375,879	616,218	95,128